Shareholders' Deficit - Additional Information (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
IPO [Member]
Class of Stock [Line Items]
Percentage of number of shares of common stock outstanding		20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0	0
Temporary equity shares issued	33,000,000	33,000,000
Temporary equity shares outstanding	33,000,000	33,000,000	0
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized	50,000,000	50,000,000	50,000,000
Common stock par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	8,250,000	8,250,000	8,625,000
Common stock shares outstanding	8,250,000	8,250,000	8,625,000
Percentage of number of shares of common stock outstanding	20.00%
Common stock, Conversion basis		one-for-one basis